Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Detailed Information About Accounts Payable And Accrued Liabilities [Abstract]
Trade payable	$ 41,751	$ 53,357
Accrued compensation	27,458	33,835
Consumption taxes payable	5,708	4,071
Accounts payable and accrued liabilities	$ 74,917	$ 91,263